Supplemental Cash Flow Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Supplemental Cash Flow Information [Abstract]
Interest paid	$ 92,375	$ 96,743	$ 95,727
Income taxes paid	$ 15,454	$ 15,591	$ 18,329